Business combinations - Summary of Detailed Information About Business Combination (Detail) - Work Area [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 01, 2021	Jan. 29, 2021
Disclosure of detailed information about business combination [line items]
Amount paid in cash at the acquisition date	$ 209		$ 209
Amount paid in installments in cash	465
Amount of earn-out to be paid in cash	6,256
Total consideration	$ 6,930	$ 119	$ 7,919